NET LOSS PER SHARE (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss for the year		$ 16,519	$ 5,108
Net loss attributable to ordinary shareholders, basic		16,443	4,942
Net loss attributable to ordinary shareholders, diluted		$ 16,443	$ 4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	[1]	41,635	7,493
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)		41,635	7,493
Net loss per share attributable to ordinary shareholders, basic	[1]	$ 394.94	$ 659.55
Net loss per share attributable to ordinary shareholders, diluted		$ 394.94	$ 659.55

[1]	All share amounts for the year ended December 31, 2023 have been retroactively adjusted to reflect a 1-for-9 reverse share split, effected on November 27, 2024, and all share amounts for the years ended December 31, 2024 and 2023 have been retroactively adjusted to reflect a 1-for-15 reverse share split, effected on July 28, 2025, as discussed in Note 1h